Other Information - Summary of Research and Development (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of additional information [abstract]
Research and development costs expensed during the year	€ 43	€ 44	€ 52
Development costs capitalized	1,949	1,704	1,668
Total research and development costs (expensed and capitalized)	€ 1,992	€ 1,748	€ 1,720